ACCOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
ACCOUNTS RECEIVABLE
Trade receivables	$ 250,139	$ 21,253
Sales tax receivable	728,176	768,981
Other receivables	250,430	23,527
Accounts receivable	$ 1,228,745	$ 813,761